Acquisition of Subsidiaries	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Acquisition of Subsidiaries

NOTE 5 - ACQUISITIONS

Effective July 15, 2013, IPS Acquisition Corp., “IPS”, a newly formed subsidiary of the Company,  entered into a merger agreement with IPS Power Engineering, Inc. and Global Renewable Energy Group, Inc. wherein IPS purchased all of the issued and outstanding shares of IPS Power Engineering, Inc. and Global Renewable Energy Group, Inc.. for  15,500,000  shares of restricted common stock of the Company.  These shares were valued based on the quoted market price on the effective date of the transaction, at $2.84 per share, or $44,035,500.  The Company also issued 50,000 shares of its common stock as a finder’s fee valued $1.18 which are included in the outstanding shares at June 30, 2013, as well as an additional 50,000 shares issued past June 30, 2013.  Pursuant to the transaction, IPS and Global Renewable Energy Group, Inc. were merged with and into IPS Power Engineering, Inc., which became the surviving corporation as a wholly-owned subsidiary of the Company. The cost of assets acquired was capitalized and allocated to the several projects to be constructed rather than amortized.

Purchase Price	Shares	Price	Total
IPS Power Engineering, Inc. and Global Renewable Energy Group, Inc.	15,500,000	$2.84	$44,035,500

Total Purchase Price			44,035,500
Tangible Assets Acquired			-
Total Liabilities Assumed			-
Cost of Construction in Progress			$44,035,000

Effective July 24, 2013, Intelligent Power Acquisition, Inc., “IPA”, a newly formed subsidiary of the Company entered into a merger agreement with Intelligent Power, Inc. wherein IPA purchased all of the issued and outstanding shares of Intelligent Power, Inc. for  1,383,400  shares of restricted common stock of the Company.  These shares were valued based on the quoted market price on the effective date of the transaction, at $2.88 per share, or $3,984,192. Immediately after the transaction, IPA was merged with and into Intelligent Power, Inc. which became the surviving corporation, as a wholly-owned subsidiary of Blue Earth, Inc. The cost of the intangible assets acquired will be capitalized and amortized over the estimate life of 17 years.

The calculation of the $4,165,882 excess purchase price was calculated as shown in the table below.

Purchase Price	Shares	Price	Total
Intelligent Power, Inc.	1,383,400	$2.88	$3,984,192

Total Purchase Price			3,984,192
Tangible Assets Acquired			(11,625)
Total Liabilities Assumed			193,315
Technology Purchased			$4,165,882

Effective August 23, 2013, MPS Acquisition Corp., “MPS”, a newly formed subsidiary of the Company,  entered into a merger agreement with Millennium Power Solutions LLC wherein MPS purchased all of the issued and outstanding shares of Millennium Power Solutions LLC for 3,694,811 shares of restricted common stock of the Company. These shares were valued based on the quoted market price on the effective date of the transaction, at $2.95 per share, or $10,899,692. In addition, the principals of MPS shall be entitled to receive a per-year earn-out equal to ten (10%) percent of the profits of MPS as a separate wholly-owned subsidiary of the Company payable in the Company’s shares of common stock valued at the then current fair market value. The earn-out is limited to a five year period and has an aggregate cap of $3,572,199. Immediately after the transaction, MPS was merged with and into Millennium Power Solutions LLC which became the surviving corporation, as a wholly-owned subsidiary of the Company. The cost of the intangible assets acquired will be capitalized and amortized over the estimate life of 17 years.

The calculation of the $10,234,721 excess purchase price was calculated as shown in the table below.

Purchase Price	Shares	Price	Total
Millennium Power Solutions LLC	3,694,811	$2.95	$10,899,692

Total Purchase Price			10,899,692
Tangible Assets Acquired			(686,878)
Total Liabilities Assumed			185,532
Patents and technology			$10,398,346

The pro forma, consolidated balance sheets and statements of operations of Blue Earth, Inc. , IPS Power Engineering, Inc., Global Renewable Energy Group, Inc., Intelligent Power, Inc. and Millennium Power Solutions LLC  are presented here for the three months and six months ended September 30, 2013 and 2012.

Proforma Condensed Consolidated Statement of Operations

	For the Three Months Ended		For the Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
Revenues	$2,705,700	$1,770,047	$8,936,869	$5,434,094
Cost of Sales	1,555,800	1,238,680	5,963,889	3,639,468
Gross Profit	1,149,900	531,367	2,972,980	1,794,626
Operating Expenses	6,450,649	3,587,265	17,204,675	10,063,826
Loss from Operations	(5,300,749)	(3,005,898)	(14,231,696)	(8,269,200)
Other Income (Expense)	113,566	939,400	225,844	1,269,695
Loss Before Income Taxes	(5,414,316)	(2,116,498)	(14,005,852)	(6,999,505
Income Tax Expense	-	-	-	-
Net Loss	$(5,414,316)	$(2,116,498)	$(14,005,852)	$(6,999,505)
Basic and Diluted Loss per Share	$(0.12)	$(0.11)	$(0.46)	$(0.37)
Weighted Average Number of Common Shares
Outstanding Basic and Diluted	45,140,963	19,014,439	30,138,004	18,688,056

Note 12 - Acquisition of Subsidiaries

Castrovilla, Inc.

Effective January 1, 2011, Castrovilla Energy, Inc., “Energy”, a newly formed subsidiary of Blue Earth Energy Management Services, Inc., which is a subsidiary of Blue Earth, Inc, entered into a merger agreement with Castrovilla, Inc. wherein Energy purchased all of the issued and outstanding shares of Castrovilla, Inc. for  1,011,095  shares of restricted common stock of Blue Earth, Inc.  These shares were valued based on the quoted market price on the effective date of the transaction, January 1, 2011, at $1.90 per share, or $1,921,081.

Immediately after the transaction, Energy ceased to exist and Castrovilla, Inc. became the surviving corporation, a wholly owned subsidiary of Blue Earth Energy Management Services, Inc..  Simultaneous with this purchase, Energy entered into an asset purchase agreement with Humitech of NC, LLC, “Humitech”, whereby the assets of Humitech and certain related liabilities were sold to Energy for  $150,000 cash and 267,857 restricted common shares of Blue Earth, Inc. valued based on the quoted market price on the effective date of the transaction, January 1, 2011, at $1.90 per share or $508,928.

The purchase resulted in a distributorship asset and customer base of $2,458,250.  The reason for the purchase was to expand the Company’s energy efficiency operations.  According to the purchase method of accounting, the acquisition was recorded as follows:

Purchase Price	Shares	Price	Total
Castrovilla	1,011,095	$1.90	$1,921,081
Humitech	267,857	$1.90	508,928
Cash			150,000
Total Purchase Price			$2,580,009
Assets at Fair Value
Cash			$ 466,620
Accounts receivable			325,199
Inventory			150,627
Property and equipment			53,088
Other assets			115,804
Distributorship and customer base			2,458,250
Total Assets			$ 3,569,588

Liabilities Assumed at Fair Value
Accounts payable and accrued expenses			$ 414,314
Notes payable			575,265
Cash			150,000
Equity			2,430,009

Total Liabilities and Equity			$ 3,569,588

The Company has recognized revenues of $3,858,020 for the year ended December 31, 2011 for Castrovilla. The Company has recognized a net loss $608,367 for the year ended December 31, 2011 for Castrovilla.

In the acquisition the Company issued an aggregate of 1,011,095 shares of its Common Stock, initially valued at $1.68 per share or $1,700,000 on the date the agreement was made, to the stockholders of Castrovilla, Inc. in exchange for all of the outstanding capital stock of Castrovilla, Inc.  All of the 1,279,762 shares issued in the Castrovilla Acquisition (collectively, the “Company Shares”) are subject to Lock-up/Leak-out and Guaranty Agreements, as amended.  The two Castrovilla, Inc. stockholders, John Pink, who continues as President of Castrovilla, Inc. and Adam Sweeney, together with Humitech (the “Stockholders”) could not sell any of the Company Shares for a six-month period beginning on the Effective Date of the Plan of January 1, 2011 and ending on June 30, 2011.  Thereafter and ending June 30, 2013, the three stockholders may sell up to 2,461 Company Shares per trading day in the aggregate until all Company Shares are sold (the “Lock-up Period”).  The Company contingently guaranteed (the “Guaranty”) to the Stockholders the net sales price of $1.68 per share, provided the Stockholders are in compliance with the terms and conditions of the Lock-up Agreement and the hereinafter described performance criteria are met.

A number of shares equal in value to fifty percent (50%) of the profits, if any, from the sale of shares above $3.36 per share during the Lock-up Period will be returned to the Company.  Any deficit from sales below $1.68 per share shall be paid (i) 50% in cash, and (ii) the remaining 50% in either cash or shares of Common Stock of the Company provided certain Earnings before Interest, Taxes, Depreciation and Amortization (EBITDA) performance criteria are achieved as discussed in the next paragraph  (at their then current fair market value, or any combination thereof, at the sole discretion of the party making the payment).

In the event that Castrovilla Inc.'s EBITDA during the Lock-up Period is less than the budgeted amount of $722,000 of EBITDA per year for each of the years ended December 31, 2012 and 2013, the $1.68 per share guaranteed price shall be decreased by the same percentage decrease that EBITDA is below the projected $722,000 of EBITDA.  All of such calculations will be in accordance with GAAP and derived from the Company’s reviewed financial statements for the first three fiscal quarters of the fiscal year and audited financial statements for the full year.

The targeted EBITDA for the 12-month period from July 1, 2011 to June 30, 2012 is $722,000, or $180,500 per quarter (the quarterly rate of $180,500 is a constant for each quarter through to the end of the Lock-up/Guarantee period).  Therefore, the Targeted EBITDA for the 12-months ended December 31, 2011, was $722,000. The targeted EBITDA for each subsequent 12 month period shall be $722,000, which shall be compared to the actual performance for the most recent 12 month reporting period as illustrated above and multiplied times $1.68 to arrive at the guaranteed share price, if any. These targeted amounts may be reduced if a majority of the Board of Directors agree on budget changes which require an acceleration of expenses thereby affecting a current year’s budgeted EBITDA. No adjustment in the targeted amounts for guarantee purposes has been made and none is contemplated at this time. The Company does not anticipate any guaranty prior to April of 2012, due to the decision to expand Castrovilla's operations into several new states.

In addition, under the Plan, the Company paid $50,000 to an unaffiliated third party for an existing obligation of Castrovilla, Inc. The above described Castrovilla Acquisition was completed on January 19, 2011, with an effective date of January 1, 2011.  Pursuant to the terms and conditions of the Plan described above, Castrovilla Energy, Inc., a wholly-owned subsidiary of the Company, was merged with and into Castrovilla, Inc., the Surviving Corporation, on January 21, 2011.

Xnergy, Inc. and Subsidiary

On September 7, 2011 the Company acquired 100% of the outstanding common stock of Xnergy, Inc. and its wholly-owned subsidiary HVAC Controls & Specialties, Inc., a Carlsbad, California based energy services company (“Xnergy’). Simultaneously, the Company purchased all of the membership interests of ecoLegacy, LLC (“eco”), a California limited liability company, which serves as a financing vehicle for Xnergy. Xnergy provides a broad range of energy solutions including specialized mechanical engineering and the design, construction and implementation of energy savings projects, energy conservation, energy infrastructure outsourcing, power generation and energy supply and risk management.  Xnergy also provides comprehensive maintenance and service programs, including every aspect of heating, ventilation and air-conditioning (HVAC), mechanical systems for design-build to repair and retrofit services.

Xnergy has an alternative energy project pipeline opportunity of approximately $585 million. The projects are all located in California and the target clients are those that have a premium credit rating and have large energy needs. These candidates include hotels/casinos, industrial manufacturing, life sciences, telecommunications, medical, churches, pharma and public facilities. The $585 million alternative energy project pipeline is comprised of designing, building, implementing and servicing three cutting-edge alternative energy technologies: Solar PV, Geothermal and Fuel Cells.

The Company issued 4,500,000 shares of its common stock for all of the outstanding shares of Xnergy valued at $3.00 per share in the merger agreement. However, the common shares were subsequently valued at $1.72 per share for accounting purposes based upon the average closing price of the Company’s common stock from September 8, 2011 through trading on September 26, 2011.  The Company also assumed the obligation of $1,415,088 due to a former shareholder of Xnergy for the purchase of his shares by the exchanging shareholders of Xnergy. The Company assumed $143,681 of debt as the consideration for the purchase of ecoLegacy, a California limited liability company. Hence, for valuation purposes, the proper price/share for accounting purposes is $1.72/share or $7,740,000 for the shares plus the cash component as stated above.

The purchase resulted in a distributorship asset and customer base of $9,137,225.  The reason for the purchase was to expand the Company’s energy efficiency operations.  According to the purchase method of accounting, the acquisition was recorded as follows:

Purchase Price	Shares	Price	Total
Xnergy, Inc. and HVAC Controls & Specialties, Inc.	1,011,095	$1.90	$7,740,000
	267,857	$1.90
Total Purchase Price			7,740,000
Assets at Fair Value

Cash			$1,442,319
Receivables			710,437
Other current assets			150,278
Property and equipment			86,548
Related party receivable			2,632,192
Customer base			9,137,225
Total Assets			$ 14,158,999

Liabilities Assumed at Fair Value			575,265
Accounts payable			$ 379,227
Accrued liabilities			1,606,074
Notes payable			4,433,698
Equity			7,740,000
Total Liabilities and Equity			$ 14,158,999

The Company has recognized revenues of $1,457,643 for the four months ended December 31, 2011 for Xnergy and HVAC. The Company has recognized a net loss $962,723 for the four months ended December 31, 2011 for Xnergy and HVAC.

The table below presents, on a retroactive basis the condensed consolidated statements of operations for the periods presented to include the operations of Castrovilla and Xnergy.  In the above referenced acquisitions Castrovilla and Xnergy were not considered the predecessor for accounting purposes.  The pro forma condensed consolidated statements of operations are presented below for comparative purposes and to provide additional information and disclosure to the reader.

Proforma Condensed Consolidated Statement of Operations

December 31,
2011
Revenues	$8,682,109
Net Loss	$(7,244,198)